Advances to Cowa Science Corporation	12 Months Ended
Dec. 31, 2020
Advances to Cowa Science Corporation [Abstract]
ADVANCES TO COWA SCIENCE CORPORATION

NOTE 5 – ADVANCES TO COWA SCIENCE CORPORATION

On February 11, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MassRoots Supply Chain, Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), COWA Science Corporation, a Delaware corporation (“COWA”), and Christopher Alameddin, an individual acting solely in his capacity as a stockholder representative (“Stockholder Representative”). Pursuant to the Merger Agreement, Merger Subsidiary will be merged with and into COWA, whereby the separate corporate existence of Merger Subsidiary will cease and COWA will be the surviving entity (the “Surviving Entity”) and will be a wholly-owned subsidiary of the Company (the “Merger”).

Upon effectiveness of the Merger (such time, the “Effective Date”), MassRoots will issue 50,000,000 shares of its common stock to the stockholders of COWA, allocated pro-rata based on each stockholder’s respective holdings of COWA immediately prior to the Effective Date and each share of the common stock of Merger Subsidiary will be converted into one newly issued, fully paid and non-assessable share of common stock of the Surviving Entity. If (i) within three years after the Effective Date, COWA has generated an aggregate of $2.5 million in revenue, the Company shall issue an aggregate of 25 million shares of common stock to the COWA stockholders; and (ii) within three years after the Effective Date, COWA has generated an aggregate of $7.5 million in revenue (inclusive of the $2.5 million in revenue generated in clause (i)), the Company shall issue an aggregate of 25 million additional shares of common stock to the COWA stockholders.

On February 24, 2020, the Company terminated the Agreement and Plan of Merger by and among the Company, Merger Subsidiary, COWA and Christopher Alameddin.

As of December 31, 2019, MassRoots had advanced $370,500 to COWA for working capital, which is to be repaid on-demand should the Merger not be effectuated. As of December 31, 2019, COWA had repaid $10,000 and the Company wrote off the $360,500 balance of these advances.